Deferred Revenues and Customer Advances	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Deferred Revenues and Customer Advances [Abstract]
Deferred revenues and customer advances

Note 7—Deferred Revenues and Customer Advances

Deferred revenues and customer advances consist of balances billed on existing customer contracts for which the revenue cycle is not complete. Customer advances on equipment sales represent down payments and progress payments under the terms and conditions of equipment sales of our Power Oxidizer and Powerstation units. Prepaid license fees represent payments of license fees by Dresser-Rand into an escrow account. Deferred revenues and customer advances consisted of the following:

	September 30, 2016 (unaudited)	December 31, 2015

Customer advances on equipment sales	$2,696,000	$2,572,000
Prepaid license fees	1,100,000	275,000
Total deferred revenues and customer advances	$3,796,000	$2,847,000

Note 8—Deferred revenues and customer advances

Deferred revenues and customer advances consist of balances billed on existing customer contracts for which the revenue cycle is not complete. Customer advances on equipment sales represent down payments and progress payments under the terms and conditions of equipment sales of our Power Oxidizer and Powerstation units. Prepaid license fees represent payments of license fees by Dresser-Rand into an escrow account. Deferred revenues and customer advances consisted of the following:

	December 31, 2015	December 31, 2014

Customer advances on equipment sales	$2,572,000	$—
Prepaid license fees	275,000	—
Total Deferred revenues and customer advances	$2,847,000	$—